SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS
Reduction due to Tax Cuts and Jobs Act	$ (1,194)
Valuation Allowance of Deferred Tax Assets
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS
Balance at beginning of year	3,873	$ 2,742	$ 2,565
Additions to deferred income tax expense	579	1,634	537
Reduction of deferred income tax expense	(443)	(503)	(360)
Balance at end of year	$ 2,815	$ 3,873	$ 2,742